Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of associates [Line Items]
Investments in associates	$ 2,732		$ 2,326
The Company’s share of profits (loss)	509	$ 17	419	$ 515
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 768		$ 704
Percentage of ownership in associates	34.00%		34.00%
Percentage of voting rights in associates	34.00%		34.00%
Fair values based on the closing market prices of SNI	$ 1,447		$ 2,130
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 496		$ 472
Percentage of ownership in associates	38.00%		38.00%
Percentage of voting rights in associates	38.00%		38.00%
International Integrated System, Inc. ("IISI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 306		$ 292
Percentage of ownership in associates	32.00%		32.00%
Percentage of voting rights in associates	32.00%		32.00%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 286		$ 256
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 213		$ 132
Percentage of ownership in associates	40.00%		40.00%
Percentage of voting rights in associates	40.00%		40.00%
Chunghwa PChome Fund I Co., Ltd. (“CPFI”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 199		$ 0
Percentage of ownership in associates	50.00%		0.00%
Percentage of voting rights in associates	50.00%		0.00%
KKBOX Taiwan Co., Ltd. (“KKBOXTW”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 147		$ 140
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 97		$ 90
Percentage of ownership in associates	26.00%		26.00%
Percentage of voting rights in associates	26.00%		26.00%
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 120		$ 104
Percentage of ownership in associates	30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 50		$ 50
Percentage of ownership in associates	27.00%		27.00%
Percentage of voting rights in associates	27.00%		27.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 38		$ 38
Percentage of ownership in associates	49.00%		49.00%
Percentage of voting rights in associates	49.00%		49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 3		$ 13
Percentage of ownership in associates	14.00%		14.00%
Percentage of voting rights in associates	14.00%		14.00%
UUPON Inc [member]
Disclosure of associates [Line Items]
Investments in associates	$ 4		$ 12
Percentage of ownership in associates	22.00%		22.00%
Percentage of voting rights in associates	22.00%		22.00%
HopeTech Technologies Limited [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 23
Percentage of ownership in associates	0.00%		45.00%
Percentage of voting rights in associates	0.00%		45.00%
Cornerstone Ventures Co., Ltd. (“CVC”) [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 5		$ 0
Percentage of ownership in associates	49.00%		0.00%
Percentage of voting rights in associates	49.00%		0.00%
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	20.00%		20.00%
Percentage of voting rights in associates	20.00%		20.00%
Associates [Member]
Disclosure of associates [Line Items]
The Company’s share of profits (loss)	$ 509		$ 420	557
The Company’s share of other comprehensive income (loss)	5		(4)	(47)
The Company’s share of total comprehensive income (loss)	$ 514		$ 416	$ 510